Note 3 - Going Concern (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Going Concern (Details) [Line Items]
Working Capital	$ (4,500,000)
Long-term Debt, Current Maturities			150,395,000
Derivative Liability, Current	1,136,000	1,135,000	5,811,000
Other Current Liabilities [Member]
Note 3 - Going Concern (Details) [Line Items]
Long-term Debt, Current Maturities			172,619,000
Derivative Liability, Current			$ 5,811,000